Exhibit 1

VNDO Trust 2016-350P

Commercial Mortgage Pass-Through Certificates, Series 2016-350P

Report To:

GS Mortgage Securities Corporation II

Goldman, Sachs & Co.

German American Capital Corporation

Deutsche Bank Securities Inc.

5 December 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

German American Capital Corporation

Deutsche Bank Securities Inc.

60 Wall Street, 10th Floor

New York, New York 10005

Re:	VNDO Trust 2016-350P Commercial Mortgage Pass-Through Certificates, Series 2016-350P (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,

c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,

d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,

f.	A draft of the preliminary confidential offering circular for the VNDO Trust 2016-350P securitization transaction (the “Draft Preliminary Offering Circular”) and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Trust Loan,

iii.	Whether the originators of the Trust Loan complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 December 2016

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in VNDO Trust 2016-350P (the “Issuing Entity”) that will be established by the Depositor,

b.	The Issuing Entity will consist primarily of two senior promissory notes and two junior promissory notes (collectively, the “Trust Loan”) issued by 350 Park EAT LLC, a Delaware limited liability company (the “Borrower”), evidencing a 10-year and one month fixed-rate, interest-only mortgage loan and, together with two other senior promissory notes (collectively, the “Companion Loans,” together with the Trust Loan, the “Whole Loan”) secured by, among other things, a first mortgage lien on the Borrower’s fee simple interest in 350 Park Avenue, a 570,784 SF, Class A office tower (with ground floor retail space) located in New York, New York (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Whole Loan and Property as of 6 December 2016 (the “Cut-off Date”) and

b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:

a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Whole Loan and Property as of the Cut-off Date and

b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of the Whole Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.	First Due Date and

b.	Maturity Date

of the Whole Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

6.	With respect to the Whole Loan, the loan agreement Source Document indicated that the Whole Loan is interest-only for the entire term. Based on this information, the Depositor instructed us to:

a.	Use the “Original Term to Maturity (Mos.)” of the Whole Loan, as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “Original Interest-Only Period (Mos.)”),

b.	Use “0” for the original amortization term of the Whole Loan (the “Original Amortization Term (Mos.)”),

c.	Use “0” for the remaining amortization term of the Whole Loan (the “Remaining Amortization Term (Mos.)”),

d.	Use the “Original Balance ($)” of the Trust Loan, as shown on the Final Data File, as:

i.	The principal balance of the Trust Loan as of the Cut-off Date (the “Cut-off Date Balance ($)”) and

ii.	The principal balance of the Trust Loan as of the “Maturity Date” of the Trust Loan (the “Balloon Balance ($)”),

e.	Use the “Pari Passu Companion Loan Original Balance (Non-Trust)” of the Companion Loans, as shown on the Final Data File, as:

i.	The principal balance of the Companion Loans as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)”) and

ii.	The principal balance of the Companion Loans as of the “Maturity Date” of the Companion Loans (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”) and

f.	Use the “Whole Loan Original Balance” of the Whole Loan, as shown on the Final Data File, as:

i.	The principal balance of the Whole Loan as of the Cut-off Date (the “Whole Loan Cut-Off Date Balance”) and

ii.	The principal balance of the Whole Loan as of the “Maturity Date” of the Whole Loan (the “Whole Loan Balloon Balance”).

7.	Using the:

a.	Original Term To Maturity (Mos.),

b.	Original Interest-Only Period (Mos.) and

c.	Seasoning

of the Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.) and

ii.	Remaining Interest-Only Period (Mos.)

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

8.	Using the:

a.	Original Balance ($),

b.	Pari Passu Companion Loan Original Balance (Non-trust),

c.	Whole Loan Original Balance,

d.	Mortgage Loan Rate (%),

e.	Whole Loan Interest Rate and

f.	Interest Accrual Method

of the Trust Loan, Companion Loans and Whole Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding five paragraphs of this Item 8., we recalculated the:

i.	Monthly Payment,

ii.	Annual Debt Service,

iii.	Pari Passu Companion Loan Monthly Debt Service (Non-trust),

iv.	Pari Passu Companion Loan Annual Debt Service (Non-trust) and

v.	Whole Loan Annual Payment

of the Trust Loan, Companion Loans and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Payment” of the Trust Loan as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,

b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service” of the Trust Loan as the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,

b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” of the Companion Loans as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Final Data File,

b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service (Non-trust)” of the Companion Loans as the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Final Data File,

b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and

c.	365/360.

Attachment A Page 5 of 6

8. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual Payment” of the Whole Loan as the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,

b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and

c.	365/360.

9.	Using the:

a.	Whole Loan Annual Payment,

b.	Adjusted Underwritten Net Operating Income ($),

c.	Adjusted Underwritten Net Cash Flow ($),

d.	Underwritten In Place Net Operating Income ($),

e.	Underwritten In Place Net Cash Flow ($),

f.	2013 NCF,

g.	2014 NCF,

h.	2015 NCF,

i.	Most Recent NCF (if past 2015) ($),

j.	Whole Loan Cut-Off Date Balance,

k.	Whole Loan Balloon Balance,

l.	Appraised Value ($) and

m.	Units, Pads, Rooms, Sq Ft

of the Whole Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Adjusted Underwritten NOI DSCR (x),

ii.	Adjusted Underwritten NCF DSCR (x),

iii.	Underwritten In Place NOI DSCR (x),

iv.	Underwritten In Place NCF DSCR (x),

v.	2013 NCF DSCR,

vi.	2014 NCF DSCR,

vii.	2015 NCF DSCR,

viii.	Most Recent NCF DSCR,

ix.	Whole Loan DSCR,

x.	Cut-off Date LTV Ratio (%),

xi.	LTV Ratio at Maturity (%),

xii.	Whole Loan LTV,

xiii.	Debt Yield on Adjusted Underwritten Net Operating Income (%),

xiv.	Debt Yield on Adjusted Underwritten Net Cash Flow (%),

xv.	Debt Yield on Underwritten In Place Net Operating Income (%),

xvi.	Debt Yield on Underwritten In Place Net Cash Flow (%) and

xvii.	Loan Per Unit ($)

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

9. (continued)

For the purpose of this procedure, the Depositor instructed us to round the “Adjusted Underwritten NOI DSCR (x),” “Adjusted Underwritten NCF DSCR (x),” “Underwritten In Place NOI DSCR (x),” “Underwritten In Place NCF DSCR (x),” “2013 NCF DSCR,” “2014 NCF DSCR,” “2015 NCF DSCR,” “Most Recent NCF DSCR” and “Whole Loan DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity (%),” “Whole Loan LTV,” “Debt Yield on Adjusted Underwritten Net Operating Income (%),” “Debt Yield on Adjusted Underwritten Net Cash Flow (%),” “Debt Yield on Underwritten In Place Net Operating Income (%)” and “Debt Yield on Underwritten In Place Net Cash Flow (%)” to the nearest 1/10th of one percent.

10.	Using the:

a.	Loan Amount (sources),

b.	Principal’s New Cash Contribution,

c.	Subordinate Debt and

d.	Other Sources

of the Whole Loan, all as shown on the Final Data File, we recalculated the “Total Sources” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:

a.	Total Sources,

b.	Loan Payoff,

c.	Purchase Price,

d.	Closing Costs,

e.	Reserves and

f.	Other Uses

of the Whole Loan, all as shown on the Final Data File, we recalculated the “Principal Equity Distribution” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:

a.	Loan Payoff,

b.	Purchase Price,

c.	Closing Costs,

d.	Reserves,

e.	Other Uses and

f.	Principal Equity Distribution

of the Whole Loan, both as shown on the Final Data File, we recalculated the “Total Uses” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Whole Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes	2 December 2016

Loan Agreement	2 December 2016

Closing Statement	2 December 2016

Borrower Payoff Statement	29 November 2016

Cash Management Agreement	2 December 2016

Non-Consolidation Opinion	2 December 2016

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	22 November 2016

Engineering Report	10 November 2016

Phase I Environmental Report	9 November 2016

Underwriter’s Summary Report	28 November 2016

Underwritten Rent Roll	28 November 2016

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	Not Dated

Property Insurance Certificate	21 November 2016

Management Agreement	2 December 2016

Trepp Screenshot	Not Dated

Tenant Lease Agreements	Various

Tenant Lease Agreement Abstracts	Various

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Unit Description	Underwritten Rent Roll
Units, Pads, Rooms, Sq Ft	Underwritten Rent Roll
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Student / Military / Other Concentration?	Appraisal Report

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
As Stabilized Appraised Value ($)	Appraisal Report
As Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Blanket Insurance Policy (Yes/No)	Property Insurance Certificate
Single Tenant (Y/N)	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 2)

Characteristic	Source Document

Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document

2013 NOI Date	Underwriter’s Summary Report
2013 EGI ($)	Underwriter’s Summary Report
2013 Expenses ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NOI Date	Underwriter’s Summary Report
2014 EGI ($)	Underwriter’s Summary Report
2014 Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NOI Date	Underwriter’s Summary Report
2015 EGI ($)	Underwriter’s Summary Report
2015 Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Most Recent Date (if past 2015)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2015) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2015) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2015) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2015) ($)	Underwriter’s Summary Report
Adjusted Underwritten EGI ($)	Underwriter’s Summary Report
Adjusted Underwritten Expenses ($)	Underwriter’s Summary Report
Adjusted Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Adjusted Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Adjusted Underwritten Other Reserve	Underwriter’s Summary Report
Adjusted Underwritten TI / LC ($)	Underwriter’s Summary Report
Adjusted Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten In Place EGI ($)	Underwriter’s Summary Report
Underwritten In Place Expenses ($)	Underwriter’s Summary Report
Underwritten In Place Net Operating Income ($)	Underwriter’s Summary Report
Underwritten In Place Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten In Place Other Reserve	Underwriter’s Summary Report
Underwritten In Place TI / LC ($)	Underwriter’s Summary Report
Underwritten In Place Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Ongoing Replacement Reserve ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement
Ongoing Insurance Reserve ($)	Loan Agreement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document

Upfront Replacement Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement
Upfront Debt Service Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement

Trust Loan, Companion Loans and Whole Loan Information: (see Note 4)

Characteristic	Source Document(s)

Borrower Name	Loan Agreement
Delaware Statutory Trust?	Loan Agreement
Originator	Loan Agreement
Originator Entity Type	Loan Agreement
Whole Loan Original Balance	Loan Agreement
Whole Loan Interest Rate	Loan Agreement
Mortgage Loan Rate (%)	Loan Agreement
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Maturity Date	Loan Agreement
Hyper Amortizing Loan	Loan Agreement
Due Date	Loan Agreement
Grace Period-Late Fee	Loan Agreement
Grace Period-Default	Loan Agreement
Due On Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Origination Date	Loan Agreement
Recourse	Loan Agreement

Terrorism Insurance Required	Loan Agreement
First Due Date (see Note 5)	Loan Agreement
Last IO Due Date	Loan Agreement
First P&I Due Date	Loan Agreement
Lockbox (see Note 6)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 7)	Loan Agreement and Cash Management Agreement

Exhibit 2 to Attachment A

Trust Loan, Companion Loans and Whole Loan Information: (continued)

Characteristic	Source Document(s)

Cash Management Triggers	Loan Agreement and Cash Management Agreement
DSCR at Trigger Level	Loan Agreement and Cash Management Agreement
Prepayment Provision (see Note 8)	Loan Agreement
Lockout Period (see Note 8)	Loan Agreement
Lockout Expiration Date (see Notes 8 and 9)	Loan Agreement
Prepayment / Defeasance Begin Date (see Notes 8 and 10)	Loan Agreement
Prepayment / Defeasance End Date (see Note 11)	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Open Period Begin Date (see Note 12)	Loan Agreement
Open Period (Payments)	Loan Agreement
Prepayment Type	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Condominium Present?	Loan Agreement
Tenant In Common (Yes/No)?	Loan Agreement
Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy
Future Debt Allowed?	Loan Agreement
Loan Purpose	Closing Statement
Property Manager	Management Agreement
Prior Securitizations	Trepp Screenshot

Sources Information:

Characteristic	Source Document

Loan Amount (sources)	Loan Agreement
Other Sources	Closing Statement

Uses Information:

Characteristic	Source Document(s)

Loan Payoff	Closing Statement and Borrower Payoff Statement
Closing Costs	Closing Statement and Borrower Payoff Statement
Reserves	Closing Statement
Other Uses	Closing Statement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

4.	For the purpose of comparing each “Trust Loan, Companion Loans and Whole Loan Information” characteristic (except for the “Whole Loan Original Balance” and “Whole Loan Interest Rate” characteristics, which only relate to the Whole Loan), the Depositor instructed us to:
i.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document(s) for the Whole Loan, and
ii.	Use the information for the Trust Loan, Companion Loans and Whole Loan, as applicable.

5.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” after the end of the first full interest accrual period, as shown in the applicable Source Document.

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document requires the Borrower to direct the tenants to pay rents directly to a lockbox account controlled by the lender.

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if funds directed into a lockbox are generally not made immediately available to the Borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the Borrower (unless an event of default or one or more specified trigger events under the loan documents have occurred and are outstanding) generally on a daily basis.

Exhibit 2 to Attachment A

Notes: (continued)

8.	For the purpose of comparing the:
a.	Prepayment Provision,
b.	Lockout Period,
c.	Lockout Expiration Date and
d.	Prepayment / Defeasance Begin Date

characteristics, the Depositor instructed us to assume that the entire “Loan” (as defined in the applicable Source Document) has been securitized.

9.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period.

10.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the defeasance period.

11.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period.

12.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use first “Due Date” which occurs during the open period.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
Administrative Cost Rate (%)
Original Balance ($)
Allocated Cut-off Date Loan Amount ($)
Pari Passu Companion Loan Original Balance (Non-trust)
Ground Lease Y/N
Ground Lease Expiration Date
Annual Ground Lease Payment ($)
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions
Cross Collateralized (Y/N)
Crossed Group
Hotel Franchise Flag
Franchise Agreement Expiration
ADR ($)
RevPAR ($)
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Seismic Report Date
PML or SEL (%)
Earthquake Insurance Required
Subsidized Housing Programs
Letter of Credit?
Letter of Credit Balance
Letter of Credit Description
B Note Original Amount
B Note Cut-Off Date Balance
B Note Balloon Balance
B Note Annual Payment
B Note Maturity Date
B Note Interest Rate

Exhibit 3 to Attachment A

Characteristic

Overlapping Fee Interest?
Carve-out Guarantor
Sponsor
Pari Passu Split (Y/N)
Pari Passu Controlling Piece in Trust?
Pari Passu Description
Related Group
Name of Mezzanine Lender
Mezzanine Debt Original Balance
Mezzanine Debt Cut-Off Date Balance
Mezzanine Debt Interest Rate
Mezzanine Debt Maturity Date
Mezzanine Debt Annual Payment
Other Subordinate Debt Balance
Other Subordinate Debt Type
Total Loan Original Balance
Total Loan Cut-off Date Balance
Total Loan Interest Rate
Total Loan Annual Payment
Total Loan DSCR
Total Loan LTV
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Hyper Am Loan Maturity Date
% of Initial Pool Balance
Subordinate Debt
Purchase Price
Sources and Uses Comments
Principal’s New Cash Contribution

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.